Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

As required by Section 953(a) of the Dodd-Frank Act, and Item 402(v) of Regulation S-K, the Pay Versus Performance disclosure provides an additional snapshot perspective on pay and performance alignment by evaluating the link between “Compensation Actually Paid,” defined by the SEC and referred to below as “CAP,” and various measures of market and financial performance. The following table shows the past three fiscal years’ total compensation for our NEOs (including our principal executive officer (“PEO”), also referred to herein as our “CEO”) as set forth in the Summary Compensation Table (“SCT”), the CAP paid to our other NEOs, the Company’s cumulative total shareholder return (“TSR”), the combined TSR of our selected peer group, our net income, and our revenue, which, in our assessment, represents our most important financial performance measure to link compensation actually paid to our NEOs for the most recently completed fiscal year.

									Value of Initial Fixed $100 Investment(2)
Year	Summary Compensation Table Total for First PEO(1)	Summary Compensation Table Total for Second PEO(1)	Summary Compensation Table Total for Third PEO(1)	Compensation Actually Paid to First PEO(1)(3)	Compensation Actually Paid to Second PEO(1)(3)	Compensation Actually Paid to Third PEO(1)(3)	Average Summary Compensation Table Total for Non-PEO NEOs(2)	Average Compensation Actually Paid to Other NEOs(2)	Company Total Shareholder Return(4)	Peer Group Shareholder Return(5)	Net Loss (in thousands)	Revenue (in thousands)(6)
2025	$—	$—	$3,040,449	$—	$—	$1,870,612	$1,515,021	$1,120,577	$15.04	$77.59	$22,747	$348,668
2024	N/A	N/A	$4,159,779	N/A	N/A	$5,424,192	$961,477	$890,013	$20.52	$77.83	$35,888	$335,705
2023	$4,285,973	N/A	$1,796,249	$(1,361,607)	N/A	$1,730,055	$1,077,534	$(137,137)	$12.29	$74.07	$102,449	$315,660
2022	$6,266,951	N/A	N/A	$3,242,134	N/A	N/A	$2,042,824	$1,345,095	$44.11	$78.99	$83,772	$377,241
2021	$7,036,373	$224,134	N/A	$5,614,398	$(3,110,485)	N/A	$1,224,031	$601,092	$76.10	$103.04	$6,333	$358,003

(1)
The Third PEO is Kevin R.M. Smith, whose service commenced effective November 10, 2023; the First PEO is Nabil Shabshab, who served from February 8, 2021 to November 9, 2023; and the Second PEO is Scott Wilkinson, who served from January 1, 2017 to February 7, 2021.
(2)
The Non-PEO NEOs for each applicable year are:
a.
2025: Michael Bourque, Kevin P. Smith, Gregoire Ramade, and Jennifer Yi Boyer.
a.
2024: Michael Bourque, Kevin P. Smith, Gregoire Ramade, and Stanislav Glezer.
b.
2023: Stanislav Glezer, Jason Somer, Michael Sergesketter, Kristin Caltrider, George Parr, and Bart Sanford.
c.
2022: Kristin Caltrider, George Parr, Stanislav Glezer, Jason Somer, and Michael Sergesketter.
d.
2021: Michael Sergesketter, George Parr, Stanislav Glezer, Bart Sanford, Alison Bauerlein, and Byron Myers.
(3)
The SEC rules require that certain adjustments be made to the Summary Compensation Table totals to determine CAP, as reported in the Pay Versus Performance table above. The following table details the applicable adjustments that were made to determine CAP (adjustments for pension or dividend payments are not covered, as Inogen does not have supplemental executive requirement plans and does not pay dividends on equity awards, and due to rounding, the calculated final value of the numbers shown in the following table may not equal the values reported above). For any tranche of a performance-based equity award with a performance period ending on the last day of a reported fiscal year, the entire tranche was treated as unvested and outstanding for purposes of the following table and Pay Versus Performance table above, since the portion of the tranche that was earned (if any) and the portion of the tranche that was forfeited (if any) were not determined until after the end of such fiscal year.
(4)
TSR is measured based on an initial fixed investment of $100 made in the Company’s common stock or the stock represented by the peer group (as applicable) (as applicable) on the market close on the last trading day before the earliest fiscal year in the table, assuming the reinvestment of any dividends.
(5)
The peer group is the S&P Healthcare Equipment and Supplies Index, which is the same peer group the Company uses for its Item 201(e) of Regulation S-K disclosure in our Annual Report on Form 10-K for the year ended December 31, 2025.
(6)
The Company-selected measure is GAAP revenue.

			Equity Awards
Year	Executives	SCT Total	Deduct Stock & Option Awards	Deduct Awards Forfeited Due to Failure to Achieve the Applicable Vesting Conditions	Add Year End Value of Unvested Equity Granted in the Year	Add Change in Value of Unvested Awards Granted in Prior Years	Add Change in Value of Vested Equity Award in Year	Add Change in Value of Vested Equity Granted in Prior Years
2025	Third PEO	$3,040,449	$1,874,550	$—	$1,428,871	$(496,532)	$—	$(227,627)
	Other NEOs*	$1,515,021	$890,398	$—	$678,704	$(115,950)	$—	$(66,799)
2024	Third PEO	$4,159,779	$1,187,025	$—	$1,627,750	$704,123	$—	$119,565
	Other NEOs*	$961,477	$403,922	$61,165	$313,546	$38,720	$—	$41,357
2023	First PEO	$4,285,973	$2,199,974	$3,261,591	$—	$—	$—	$(186,015)
	Third PEO	$1,796,249	$824,500	$—	$758,306	$—	$—	$—
	Other NEOs*	$1,077,534	$615,994	$376,717	$65,514	$(240,808)	$—	$(46,666)
2022	First PEO	$6,266,951	$5,323,950	$—	$2,885,206	$(533,657)	$—	$(52,417)
	Other NEOs*	$2,042,824	$1,206,173	$—	$638,363	$(97,139)	$(9,331)	$(23,448)
2021	First PEO	$7,036,373	$3,799,935	$—	$2,377,960	$—	$—	$—
	Second PEO	$224,134	$—	$3,191,803	$—	$—	$—	$(142,816)
	Other NEOs*	$1,224,031	$683,297	$277,236	$410,474	$(72,875)	$—	$(6)

* Presented on an averaged basis.

Company Selected Measure Name	Revenue
Named Executive Officers, Footnote
(1)
The Third PEO is Kevin R.M. Smith, whose service commenced effective November 10, 2023; the First PEO is Nabil Shabshab, who served from February 8, 2021 to November 9, 2023; and the Second PEO is Scott Wilkinson, who served from January 1, 2017 to February 7, 2021.
(2)
The Non-PEO NEOs for each applicable year are:
a.
2025: Michael Bourque, Kevin P. Smith, Gregoire Ramade, and Jennifer Yi Boyer.
a.
2024: Michael Bourque, Kevin P. Smith, Gregoire Ramade, and Stanislav Glezer.
b.
2023: Stanislav Glezer, Jason Somer, Michael Sergesketter, Kristin Caltrider, George Parr, and Bart Sanford.
c.
2022: Kristin Caltrider, George Parr, Stanislav Glezer, Jason Somer, and Michael Sergesketter.
d.
2021: Michael Sergesketter, George Parr, Stanislav Glezer, Bart Sanford, Alison Bauerlein, and Byron Myers.

Peer Group Issuers, Footnote
(5)
The peer group is the S&P Healthcare Equipment and Supplies Index, which is the same peer group the Company uses for its Item 201(e) of Regulation S-K disclosure in our Annual Report on Form 10-K for the year ended December 31, 2025.

Adjustment To PEO Compensation, Footnote
(3)
The SEC rules require that certain adjustments be made to the Summary Compensation Table totals to determine CAP, as reported in the Pay Versus Performance table above. The following table details the applicable adjustments that were made to determine CAP (adjustments for pension or dividend payments are not covered, as Inogen does not have supplemental executive requirement plans and does not pay dividends on equity awards, and due to rounding, the calculated final value of the numbers shown in the following table may not equal the values reported above). For any tranche of a performance-based equity award with a performance period ending on the last day of a reported fiscal year, the entire tranche was treated as unvested and outstanding for purposes of the following table and Pay Versus Performance table above, since the portion of the tranche that was earned (if any) and the portion of the tranche that was forfeited (if any) were not determined until after the end of such fiscal year.
(4)
TSR is measured based on an initial fixed investment of $100 made in the Company’s common stock or the stock represented by the peer group (as applicable) (as applicable) on the market close on the last trading day before the earliest fiscal year in the table, assuming the reinvestment of any dividends.
(5)
The peer group is the S&P Healthcare Equipment and Supplies Index, which is the same peer group the Company uses for its Item 201(e) of Regulation S-K disclosure in our Annual Report on Form 10-K for the year ended December 31, 2025.
(6)
The Company-selected measure is GAAP revenue.

			Equity Awards
Year	Executives	SCT Total	Deduct Stock & Option Awards	Deduct Awards Forfeited Due to Failure to Achieve the Applicable Vesting Conditions	Add Year End Value of Unvested Equity Granted in the Year	Add Change in Value of Unvested Awards Granted in Prior Years	Add Change in Value of Vested Equity Award in Year	Add Change in Value of Vested Equity Granted in Prior Years
2025	Third PEO	$3,040,449	$1,874,550	$—	$1,428,871	$(496,532)	$—	$(227,627)
	Other NEOs*	$1,515,021	$890,398	$—	$678,704	$(115,950)	$—	$(66,799)
2024	Third PEO	$4,159,779	$1,187,025	$—	$1,627,750	$704,123	$—	$119,565
	Other NEOs*	$961,477	$403,922	$61,165	$313,546	$38,720	$—	$41,357
2023	First PEO	$4,285,973	$2,199,974	$3,261,591	$—	$—	$—	$(186,015)
	Third PEO	$1,796,249	$824,500	$—	$758,306	$—	$—	$—
	Other NEOs*	$1,077,534	$615,994	$376,717	$65,514	$(240,808)	$—	$(46,666)
2022	First PEO	$6,266,951	$5,323,950	$—	$2,885,206	$(533,657)	$—	$(52,417)
	Other NEOs*	$2,042,824	$1,206,173	$—	$638,363	$(97,139)	$(9,331)	$(23,448)
2021	First PEO	$7,036,373	$3,799,935	$—	$2,377,960	$—	$—	$—
	Second PEO	$224,134	$—	$3,191,803	$—	$—	$—	$(142,816)
	Other NEOs*	$1,224,031	$683,297	$277,236	$410,474	$(72,875)	$—	$(6)

* Presented on an averaged basis.

Non-PEO NEO Average Total Compensation Amount	$ 1,515,021	$ 961,477	$ 1,077,534	$ 2,042,824	$ 1,224,031
Non-PEO NEO Average Compensation Actually Paid Amount	$ 1,120,577	890,013	(137,137)	1,345,095	601,092
Adjustment to Non-PEO NEO Compensation Footnote
(3)
The SEC rules require that certain adjustments be made to the Summary Compensation Table totals to determine CAP, as reported in the Pay Versus Performance table above. The following table details the applicable adjustments that were made to determine CAP (adjustments for pension or dividend payments are not covered, as Inogen does not have supplemental executive requirement plans and does not pay dividends on equity awards, and due to rounding, the calculated final value of the numbers shown in the following table may not equal the values reported above). For any tranche of a performance-based equity award with a performance period ending on the last day of a reported fiscal year, the entire tranche was treated as unvested and outstanding for purposes of the following table and Pay Versus Performance table above, since the portion of the tranche that was earned (if any) and the portion of the tranche that was forfeited (if any) were not determined until after the end of such fiscal year.
(4)
TSR is measured based on an initial fixed investment of $100 made in the Company’s common stock or the stock represented by the peer group (as applicable) (as applicable) on the market close on the last trading day before the earliest fiscal year in the table, assuming the reinvestment of any dividends.
(5)
The peer group is the S&P Healthcare Equipment and Supplies Index, which is the same peer group the Company uses for its Item 201(e) of Regulation S-K disclosure in our Annual Report on Form 10-K for the year ended December 31, 2025.
(6)
The Company-selected measure is GAAP revenue.

			Equity Awards
Year	Executives	SCT Total	Deduct Stock & Option Awards	Deduct Awards Forfeited Due to Failure to Achieve the Applicable Vesting Conditions	Add Year End Value of Unvested Equity Granted in the Year	Add Change in Value of Unvested Awards Granted in Prior Years	Add Change in Value of Vested Equity Award in Year	Add Change in Value of Vested Equity Granted in Prior Years
2025	Third PEO	$3,040,449	$1,874,550	$—	$1,428,871	$(496,532)	$—	$(227,627)
	Other NEOs*	$1,515,021	$890,398	$—	$678,704	$(115,950)	$—	$(66,799)
2024	Third PEO	$4,159,779	$1,187,025	$—	$1,627,750	$704,123	$—	$119,565
	Other NEOs*	$961,477	$403,922	$61,165	$313,546	$38,720	$—	$41,357
2023	First PEO	$4,285,973	$2,199,974	$3,261,591	$—	$—	$—	$(186,015)
	Third PEO	$1,796,249	$824,500	$—	$758,306	$—	$—	$—
	Other NEOs*	$1,077,534	$615,994	$376,717	$65,514	$(240,808)	$—	$(46,666)
2022	First PEO	$6,266,951	$5,323,950	$—	$2,885,206	$(533,657)	$—	$(52,417)
	Other NEOs*	$2,042,824	$1,206,173	$—	$638,363	$(97,139)	$(9,331)	$(23,448)
2021	First PEO	$7,036,373	$3,799,935	$—	$2,377,960	$—	$—	$—
	Second PEO	$224,134	$—	$3,191,803	$—	$—	$—	$(142,816)
	Other NEOs*	$1,224,031	$683,297	$277,236	$410,474	$(72,875)	$—	$(6)

* Presented on an averaged basis.

Compensation Actually Paid vs. Total Shareholder Return

The graphs below show the relationship (i) between CAP and the Company’s TSR and between the Company’s TSR and our peer group’s TSR, (ii) between CAP and the Company’s net loss, and (iii) between CAP and revenue.

Compensation Actually Paid vs. Net Income
Compensation Actually Paid vs. Company Selected Measure
Tabular List, Table

Tabular List of Financial Performance Measures

The following lists the financial performance measures that we believe represent the most important financial performance measures used to link compensation actually paid to our NEOs for 2025 to Company performance:

Financial List of Performance Measures
Revenue
Adjusted EBITDA
Total Shareholder Return

Total Shareholder Return Amount	$ 15.04	20.52	12.29	44.11	76.1
Peer Group Total Shareholder Return Amount	77.59	77.83	74.07	78.99	103.04
Net Income (Loss)	$ 22,747,000	$ 35,888,000	$ 102,449,000	$ 83,772,000	$ 6,333,000
Company Selected Measure Amount	348,668,000	335,705,000	315,660,000	377,241,000	358,003,000
Measure:: 1
Pay vs Performance Disclosure
Name	Revenue
Measure:: 2
Pay vs Performance Disclosure
Name	Adjusted EBITDA
Measure:: 3
Pay vs Performance Disclosure
Name	Total Shareholder Return
First PEO [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount			$ 4,285,973	$ 6,266,951	$ 7,036,373
PEO Actually Paid Compensation Amount			$ (1,361,607)	$ 3,242,134	$ 5,614,398
PEO Name			Nabil Shabshab	Nabil Shabshab	Nabil Shabshab
Second PEO [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount					$ 224,134
PEO Actually Paid Compensation Amount					$ (3,110,485)
PEO Name					Scott Wilkinson
Third PEO [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount	$ 3,040,449	$ 4,159,779	$ 1,796,249
PEO Actually Paid Compensation Amount	$ 1,870,612	$ 5,424,192	$ 1,730,055
PEO Name	Kevin R.M. Smith	Kevin R.M. Smith	Kevin R.M. Smith
PEO | First PEO [Member] | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			$ (2,199,974)	$ (5,323,950)	$ (3,799,935)
PEO | First PEO [Member] | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				2,885,206	2,377,960
PEO | First PEO [Member] | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				(533,657)
PEO | First PEO [Member] | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(186,015)	(52,417)
PEO | First PEO [Member] | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(3,261,591)
PEO | Second PEO [Member] | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount					(142,816)
PEO | Second PEO [Member] | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount					(3,191,803)
PEO | Third PEO [Member] | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (1,874,550)	$ (1,187,025)	(824,500)
PEO | Third PEO [Member] | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,428,871	1,627,750	758,306
PEO | Third PEO [Member] | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(496,532)	704,123
PEO | Third PEO [Member] | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(227,627)	119,565
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(890,398)	(403,922)	(615,994)	(1,206,173)	(683,297)
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	678,704	313,546	65,514	638,363	410,474
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(115,950)	38,720	(240,808)	(97,139)	(72,875)
Non-PEO NEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				(9,331)
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (66,799)	41,357	(46,666)	$ (23,448)	(6)
Non-PEO NEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		$ (61,165)	$ (376,717)		$ (277,236)